IFRS 7 Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Risk Management Strategies

Market risk management strategy is governed by the Global Asset Liability Committee which oversees the overall market and liquidity risk program. Our overall strategy to manage our market risks incorporates several component strategies, each targeted to manage one or more of the market risks arising from our businesses. At an enterprise level, these strategies are designed to manage our aggregate exposures to market risks against limits associated with earnings and capital volatility.

The following table outlines our key market risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market Risk
	Public Equity Risk	Interest Rate and Spread Risk	ALDA Risk	Foreign Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Variable annuity guarantee dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign exchange management				✓	✓
Liquidity risk management					✓

Schedule of Maturity of Financial Liabilities

The following table outlines the maturity of the Company’s significant financial liabilities.
Maturity of financial liabilities
(1)

As at December 31, 2022 ($ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$–	$–	$2,661	$3,573	$6,234
Capital instruments	–	615	–	5,507	6,122
Derivatives	2,656	1,956	1,146	8,531	14,289
Deposits from Bank clients (2)	16,884	3,000	2,623	–	22,507
Lease liabilities	112	154	93	61	420

(1)
The amounts shown above are net of the related unamortized deferred issue costs.
(2)

Carrying value and fair value of deposits from Bank clients as at December 31, 2022 was $22,507 million and $22,271 million, respectively (2021 – $20,720 million and $20,746 million, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2021 – Level 2).

Summary of Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance

The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.
Variable annuity and segregated fund guarantees, net of reinsurance

As at December 31, ($ millions)	2022			2021
	Guarantee value (1)	Fund value	Net amount at risk (1),(2),(3)	Guarantee value (1)	Fund value	Net amount at risk (1),(2),(3)
Guaranteed minimum income benefit	$4,357	$2,723	$1,639	$4,419	$3,603	$918
Guaranteed minimum withdrawal benefit	38,319	34,203	5,734	39,098	41,809	2,233
Guaranteed minimum accumulation benefit	20,035	19,945	221	19,820	20,226	12
Gross living benefits (4)	62,711	56,871	7,594	63,337	65,638	3,163
Gross death benefits (5)	10,465	15,779	2,156	11,105	22,920	618
Total gross of reinsurance	73,176	72,650	9,750	74,442	88,558	3,781
Living benefits reinsured	26,999	23,691	4,860	3,788	3,102	771
Death benefits reinsured	3,923	2,636	1,061	639	547	253
Total reinsured	30,922	26,327	5,921	4,427	3,649	1,024
Total, net of reinsurance (6)	$42,254	$46,323	$3,829	$70,015	$84,909	$2,757

(1)
 Guarantee Value and Net Amount at Risk in respect of guaranteed minimum withdrawal business in Canada and the U.S. have been updated in 2021 to reflect the time value of money of these claims.
(2)
 Amount at risk
(in-the-money
amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance and assumes that all claims are immediately payable. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk assumes that the benefit is paid as a lifetime annuity commencing at the earliest contractual income start age. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(3)
 The amount at risk net of reinsurance at December 31, 2022 was $3,829 million (2021 – $2,757 million) of which: US$737 million (2021 – US$1,336 million) was on our U.S. business, $2,154 million (2021 – $886 million) was on our Canadian business, US$275 million (2021 – US$53 million) was on our Japan business and US$224 million (2021 – US$87 million) was related to Asia (other than Japan) and our run-off
reinsurance business.
(4)
 Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 5.
(5)
 Death benefits include standalone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.
(6)
 Reinsured amounts at December 31, 2022 reflect the U.S. variable annuity reinsurance transactions effected on February 1, 2022 and October 3, 2022.

Summary of Investment Categories for Variable Contracts with Guarantees
Investment categories for variable contracts with guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31, ($ millions) Investment category	2022	2021
Equity funds	$42,506	$52,528
Balanced funds	36,290	43,783
Bond funds	9,336	10,965
Money market funds	1,924	1,844
Other fixed interest rate investments	2,029	1,917
Total	$92,085	$111,037

Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns
Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns
(1),(2),(3)

As at December 31, 2022 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders (4)
Variable annuity guarantees	$(1,100)	$(660)	$(300)	$240	$450	$610
General fund equity investments (5)	(1,520)	(1,010)	(500)	420	820	1,220
Total underlying sensitivity before hedging	(2,620)	(1,670)	(800)	660	1,270	1,830
Impact of macro and dynamic hedge assets (6)	850	530	240	(230)	(420)	(570)
Net potential impact on net income attributed to shareholders after impact of hedging (7)	$(1,770)	$(1,140)	$(560)	$430	$850	$1,260

As at December 31, 2021 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders (4)
Variable annuity guarantees	$(2,560)	$(1,480)	$(630)	$440	$750	$960
General fund equity investments (5)	(1,430)	(890)	(440)	450	880	1,320
Total underlying sensitivity before hedging	(3,990)	(2,370)	(1,070)	890	1,630	2,280
Impact of macro and dynamic hedge assets (6)	2,060	1,190	500	(470)	(820)	(1,110)
Net potential impact on net income attributed to shareholders after impact of hedging (7)	$(1,930)	$(1,180)	$(570)	$420	$810	$1,170

(1)
 See “Caution
R
elated
to Sensitivities” above.
(2)
 The tables above show the potential impact on net income attributed to shareholders resulting from an immediate 10%, 20% and 30% change in market values of publicly traded equities followed by a return to the expected level of growth assumed in the valuation of policy liabilities, excluding impacts from asset-based fees earned on assets under management and policyholder account value.
(3)
 Please refer to “Sensitivity of Earnings to Changes in Assumptions” section below for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(4)
 Defined as earnings sensitivity to a change in public equity markets including settlements on reinsurance contracts, but before the offset of hedge assets or other risk mitigants.
(5)
 This impact for general fund equity investments includes general fund investments supporting our policy liabilities, investment in seed money investments (in segregated and mutual funds made by Corporate and Other segment) and the impact on policy liabilities related to the projected future fee income on variable universal life and other unit linked products. The impact does not include: (i) any potential impact on public equity weightings; (ii) any gains or losses on AFS public equities held in the Corporate and Other segment; or (iii) any gains or losses on public equity investments held in Manulife Bank. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.
(6)
 Includes the impact of rebalancing equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge rebalancing represents the impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities at 5% intervals but does not include any impact in respect of other sources of hedge ineffectiveness (e.g. fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).
(7)
 The sensitivity on net income attributed to shareholders from changes in public equity returns after the impact of hedging is largely unchanged as at December 31, 2022 compared with December 31, 2021. This is primarily driven by
the decline in sensitivities in 1Q22 as a result of the U.S. variable annuity reinsurance transaction being largely offset by the net
increase in sensitivities
from
the second quarter of 2022 (“2Q22”)
to 4Q22
as a result of the impact of equity market declines on our variable universal life business projected fee income.

Summary of Potential Impact on Net Income Attributed to Shareholders and MLI's LICAT Total Ratio of an Immediate Parallel Change in Interest Rates Relative to Rates Assumed in the Valuation of Policy Liabilities
Potential impact on net income attributed to shareholders and MLI’s LICAT ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities
(1),(2),(3),(4)

	2022		2021
As at December 31,	-50bp	+50bp	-50bp	+50bp

Net income attributed to shareholders ($ millions)	$(100)	$100	$(200)	$	nil
Changes in other comprehensive income from fair value changes in AFS fixed income assets held in the Corporate and Other segment ($ millions)	1,500	(1,400)	2,100		(1,900)

MLI’s LICAT ratio (change in percentage points) (5)	3	(2)	5		(4)

(1)
See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates, as the impact on the quoted sensitivities is not considered to be material.
(2)
Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.
(3)
The amount of gain or loss that can be realized on AFS fixed income assets held in the Corporate and Other segment will depend on the aggregate amount of unrealized gain or loss.
(4)
Sensitivities are based on projected asset and liability cash flows and the impact of realizing fair value changes in AFS fixed income is based on the holdings at the end of the period.

(5) LICAT impacts include realized and unrealized fair value changes in AFS fixed income assets. LICAT impacts do not reflect the impact of the scenario switch discussed below.

Alternative Long-Duration Asset Performance Risk [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads
Potential impact on net income attributed to shareholders and MLI’s LICAT ratio arising from changes in
ALDA returns relative to r
eturns
assumed in the valuation of policy liabilities
(1),(2),(3),(4),(5),
(6
)

As at December 31, ($ millions)	2022		2021
	-10%	+10%	-10%	+10%
Net income attributed to shareholders
Real estate, agriculture and timber assets	$(1,300)	$1,300	$(1,400)	$1,400
Private equities and other ALDA	(1,600)	1,500	(1,900)	1,800
Total (7)	$(2,900)	$2,800	$(3,300)	$3,200
MLI’s LICAT ratio (change in percentage points)	(3)	2	(4)	3

(1)
See “Caution Related to Sensitivities” above.
(2)
This impact is calculated as at a
point-in-time
impact and does not include: (i) any potential impact on ALDA weightings or (ii) any gains or losses on ALDA held in the Corporate and Other segment.
(3)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in ALDA returns. For some classes of ALDA, where there is not an appropriate long-term benchmark available, the return assumptions used in valuation are not permitted by the Standards of Practice and CIA guidance to result in a lower reserve than an assumption based on a historical return benchmark for public equities in the same jurisdiction.
(4)
Net income impact does not consider any impact of the market correction on assumed future return assumptions.
(5)
Please refer to “Sensitivity of Earnings to Changes in Assumptions” section below for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(6)
The impact of changes to the portfolio asset mix supporting our North American legacy businesses are reflected in the sensitivities when the changes take place.
(7)
 The decrease in net income sensitivity under each ALDA returns scenario was primarily driven by the increase in fixed income yields since December 31, 2021. This led to higher fixed income reinvestment rates relative to ALDA returns, which decreases the ALDA sensitivity because more fixed income assets are held compared to ALDA.

Corporate and swap spreads [Member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads
Potential impact on net income attributed to shareholders and MLI’s LICAT ratio arising from changes to corporate spreads and swap spreads relative to spreads assumed in the valuation of policy liabilities
(1),(2),(3)

Corporate spreads (4),(5)	2022			2021
As at December 31,	-50bp	+50bp		-50bp	+50bp

Net income attributed to shareholders ($ millions) (6)	$(100)	$	nil	$(600)	$500
MLI’s LICAT ratio (change in percentage points) (7)	(3)		3	(3)	4

Swap spreads	2022			2021
As at December 31,	-20bp	+20bp		-20bp	+20bp
Net income attributed to shareholders ($ millions)	$ nil	$	nil	$ nil	$ nil
MLI’s LICAT ratio (change in percentage points) (7)	nil		nil	nil	nil

(1)
See “Caution Related to Sensitivities” above.
(2)
The impact on net income attributed to shareholders assumes no gains or losses are realized on our AFS fixed income assets held in the Corporate and Other segment and excludes the impact of changes in segregated fund bond values due to changes in credit spreads. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in corporate and swap spreads.
(3)
Sensitivities are based on projected asset and liability cash flows.
(4)
Corporate spreads are assumed to grade to the long-term average over five years.
(5)
As the sensitivity to a 50 basis point decline in corporate spreads includes the impact of a change in deterministic reinvestment scenarios where applicable, the impact of changes to corporate spreads for less than, or more than, the amounts indicated are unlikely to be linear.
(6)
The sensitivity on net income attributed to shareholders due to changes in corporate spreads decreased significantly as at December 31, 2022 compared with December 31, 2021, as the rise in risk-free interest rates reduced projected reinvestments in the actuarial valuation models.

(7)
LICAT impacts include realized and unrealized fair value change in AFS fixed income assets. Under LICAT, spread movements are determined from a selection of investment grade bond indices with BBB and better bonds for each jurisdiction. For LICAT, we use the following indices: FTSE TMX Canada All Corporate Bond Index, Barclays USD Liquid Investment Grade Corporate Index, and
Nomura-BPI
(Japan). LICAT impacts presented for corporate spreads do not reflect the impact of the scenario switch discussed below.